Income Taxes (Details) - Schedule of Effective Income Tax Rate		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Income Tax Rate [Abstract]
Federal statutory rate		21.00%	21.00%	21.00%
State statutory rate		5.80%	5.80%	5.60%
Valuation allowance		(7.40%)	(5.40%)	(26.60%)
Removal of valuation allowance in disposed subsidiary			29.80%
Others	[1]	(19.40%)	(21.40%)
Effective tax rate		0.00%	0.00%	0.00%

[1]	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.